Note 15 - Commitments and Contingencies	6 Months Ended
Jun. 30, 2023
Notes to Financial Statements
Commitments and Contingencies Disclosure [Text Block]

15. Commitments and Contingencies

(a) Charters-out: As of June 30, 2023, future minimum revenues assuming 365 revenue days per annum per vessel and the earliest redelivery dates possible, based on vessels’ committed, non-cancellable, charter-out contracts, are as follows:

12-month period ending June 30,	Amount
2024	$911,874
2025	730,379
2026	513,471
2027	248,851
2028	212,405
2029 and thereafter	409,013
Total	$3,025,993

The above calculation includes the charter-out arrangements of the Company’s vessels in operation and third party vessels chartered-in as at June 30, 2023, but excludes the charter-out arrangements of: ten dry bulk vessels in operation for which their time charter rate is index-linked and 26 voyages for which their rate is index-linked. These arrangements as at June 30, 2023, have remaining terms of up to 99 months.

(b) Charter-in commitments: As of June 30, 2023, the Company’s future minimum lease commitments under the Company’s charter-in contracts for undelivered vessels, are as follows:

12-month period ending June 30,	Amount
2024	$5,872
2025	5,849
2026	4,346
Total	$16,067

The above calculation includes the time charter arrangements of the third-party vessels chartered-in as at June 30, 2023, with a fixed rate, but excludes the floating rate part of time charter arrangements of one third party dry bulk vessel and the time charter arrangements of four third party dry bulk vessels for which their time charter rate is entirely index-linked.

(c) Capital Commitments: Capital commitments of the Company as of June 30, 2023, were $43,525 in the aggregate, consisting of payments through the Company’s equity (i) in relation to the balance amount payable for the acquisition of the dry bulk vessel Aquaenna (tbr Enna) (Note 7 and 25(c)) and (ii) in relation to the acquisition cost of the dry bulk vessel Aquarange (tbr Dorado) (Note 7).

(d) Other: Various claims, suits, and complaints, including those involving government regulations, arise in the ordinary course of the shipping business. In addition, losses may arise from disputes with charterers, agents or suppliers relating to the Company’s vessels. Currently, management is not aware of any such claims not covered by insurance or of any contingent liabilities, which should be disclosed, or for which a provision has not been established in the accompanying consolidated financial statements.

The Company accrues for the cost of environmental liabilities when management becomes aware that a liability is probable and is able to reasonably estimate the probable exposure. Currently, management is not aware of any such claims or contingent liabilities not covered by insurance which should be disclosed, or for which a provision has not been established in the accompanying consolidated financial statements.

The Company is covered for liabilities associated with the vessels’ operations up to the customary limits provided by the Protection and Indemnity (“P&I”) Clubs, members of the International Group of P&I Clubs.

A subsidiary of the Company and Costamare Shipping are defendants and third-party defendants in lawsuits pending in the United States Court for the Central District of California relating to liabilities associated with damage to a pipeline and an oil spill that occurred in October 2021 off the coast of Long Beach, California.  The oil spill was caused by the rupture of a pipeline owned by Amplify Energy Corp. and certain affiliates (“Amplify”).  The claimants in the lawsuit allege that a vessel owned by one of the Company’s subsidiaries, the containership Beijing, dragged its anchor across the pipeline many months prior to the rupture, during a severe heavy wind event when numerous other vessels were unable to hold their ground and dragged their anchors, and contributed to the spill. The complaint alleges that a vessel owned by another containership company also dragged its anchor across the pipeline on the same day.

On February 8, 2023, the Company’s subsidiary, together with the other containership company, reached an agreement to resolve a putative class action claim for economic losses and property damage allegedly incurred by individuals and businesses affected by the oil spill, which is subject to court approval. Further, the Company’s subsidiary, together with the other containership company, reached agreements in February and April 2023 with the other parties that were actively asserting claims related to the oil spill, including having reached agreements to resolve claims asserted by Amplify and subrogation claims that were asserted by or could be asserted by a number of Amplify’s insurers relating to property damage, loss of production, and liabilities triggered by the discharge of oil from Amplify’s pipeline.  In connection with these settlements, neither the Company’s subsidiary or Costamare Shipping have admitted liability. The Company believes that any payments that will be required under these settlement agreements will be fully covered by insurance. The Company also believes that adequate insurance is in place to cover any liability, if any should arise, from other claims that may be pursued against the Company’s subsidiary.